SIGNIFICANT ACCOUNTING POLICIES (Details 6)	12 Months Ended
Dec. 31, 2018
Client relationship - Prima AFP (AFP Unión Vida)
Disclosure Of Significants Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	20
Client relationship – Credicorp Capital Holding Chile (Inversiones IMT)
Disclosure Of Significants Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	16
Client relationship cash, fixed and variable income - Credicorp Capital Colombia
Disclosure Of Significants Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	5
Client relationship APT - Credicorp Capital Colombia
Disclosure Of Significants Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	5
Client relationship - Edyficar Peru
Disclosure Of Significants Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	10
Client relationship - Mibanco
Disclosure Of Significants Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	7
Brand - Mibanco
Disclosure Of Significants Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	25
Brand - Credicorp Capital Colombia
Disclosure Of Significants Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	5
Fund manager contract - Credicorp Capital Colombia
Disclosure Of Significants Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	28
Fund manager contract - Credicorp Capital Holding Chile (Inversiones IMT)
Disclosure Of Significants Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	5
Core deposits - Mibanco
Disclosure Of Significants Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	6
Others
Disclosure Of Significants Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	5